Average Annual Total Returns - DWS Short Duration Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax 5 Years	before tax Since Inception	Bloomberg Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Aug. 25, 2014	4.62%	3.14%	2.34%	3.33%	2.21%	1.87%